Related parties	12 Months Ended
Dec. 31, 2022
Related parties
Related parties

24.Related parties

Transactions with key management personnel

The compensation of managing directors comprised of the following:

	2022	2021	2020
Short-term employee benefits	3,662	3,633	2,936
Share-based payments	6,732	5,235	1,848
	10,394	8,868	4,784

Remuneration of Affimed’s managing directors comprises fixed and variable components and share-based payment awards. In addition, the managing directors receive supplementary benefits such as fringe benefits and allowances. In the case of an early termination, the managing directors receive a severance.

The supervisory board directors of Affimed N.V. received compensation for their services on the supervisory board of €431 (2021: €392; 2020: €364). In 2022, the Group recognized expenses for share-based payments for supervisory board members of €1,370 (2021: €847, 2020: €293).

The following table provides the total amounts of outstanding balances for supervisory board compensation and expense reimbursement related to managing directors:

	Outstanding balances
	December 31,	December 31,
	2022	2021
Adi Hoess	1	5
Wolfgang Fischer	2	—
Arndt Schottelius	3	—
Thomas Hecht	21	19
Mathieu Simon	10	8
Ferdinand Verdonck [1]	—	(1)
Ulrich Grau	26	16
Bernhard Ehmer	17	20
Harry Welten	8	10
Annalisa Jenkins	11	9
Uta Kemmerich-Keil	18	19

[1] left the Supervisory Board in June 2021.